Offerings	Sep. 19, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Offering Note
(1)
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered and sold hereunder by FSK Capital Corp. (the “registrant”) at indeterminate prices. Warrants may represent rights to purchase common stock, preferred stock or debt securities as may from time to time be offered hereunder by the registrant at indeterminate prices. This registration statement also covers an indeterminate amount of common stock that may be issued in exchange for, or upon conversion or exercise of, as the case may be, the subscription rights to purchase shares of common stock registered hereunder.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fees and will pay any registration fees subsequently in advance or on a pay-as-you-go
basis.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Stock
Offering Note
(1)
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered and sold hereunder by FSK Capital Corp. (the “registrant”) at indeterminate prices. Warrants may represent rights to purchase common stock, preferred stock or debt securities as may from time to time be offered hereunder by the registrant at indeterminate prices. This registration statement also covers an indeterminate amount of common stock that may be issued in exchange for, or upon conversion or exercise of, as the case may be, the subscription rights to purchase shares of common stock registered hereunder.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fees and will pay any registration fees subsequently in advance or on a pay-as-you-go
basis.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered and sold hereunder by FSK Capital Corp. (the “registrant”) at indeterminate prices. Warrants may represent rights to purchase common stock, preferred stock or debt securities as may from time to time be offered hereunder by the registrant at indeterminate prices. This registration statement also covers an indeterminate amount of common stock that may be issued in exchange for, or upon conversion or exercise of, as the case may be, the subscription rights to purchase shares of common stock registered hereunder.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fees and will pay any registration fees subsequently in advance or on a pay-as-you-go
basis.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Subscription Rights
Offering Note
(1)
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered and sold hereunder by FSK Capital Corp. (the “registrant”) at indeterminate prices. Warrants may represent rights to purchase common stock, preferred stock or debt securities as may from time to time be offered hereunder by the registrant at indeterminate prices. This registration statement also covers an indeterminate amount of common stock that may be issued in exchange for, or upon conversion or exercise of, as the case may be, the subscription rights to purchase shares of common stock registered hereunder.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fees and will pay any registration fees subsequently in advance or on a pay-as-you-go
basis.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered and sold hereunder by FSK Capital Corp. (the “registrant”) at indeterminate prices. Warrants may represent rights to purchase common stock, preferred stock or debt securities as may from time to time be offered hereunder by the registrant at indeterminate prices. This registration statement also covers an indeterminate amount of common stock that may be issued in exchange for, or upon conversion or exercise of, as the case may be, the subscription rights to purchase shares of common stock registered hereunder.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fees and will pay any registration fees subsequently in advance or on a pay-as-you-go
basis.

(3)	Debt securities may be issued at an original issue discount.